OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other noncurrent liabilities

	2020	2019
Deferred revenue and contract liabilities	$104.7	$134.1
Share-based payments liabilities (Note 23)	35.1	75.4
Contingent consideration arising on business combinations	—	11.9
Interest payable	21.1	15.1
Other	30.2	30.5
	$191.1	$267.0